Consolidated Balance Sheets (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance of accounts receivables (in Euro)	€ 0	€ 27
Allowance of accounts receivable from related parties (in Euro)	765	850
Allowance of inventories (in Euro)	€ 332	€ 789
Shares authorized	19,656,317	19,656,317
Shares issued	15,038,483	14,969,150
Shares outstanding	15,038,483	14,969,150